JPMorgan High Yield Research Enhanced ETF
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 97.6%
Aerospace & Defense — 2.8%
Bombardier, Inc. (Canada)
7.50%, 12/1/2024 (a)	341,000	330,770
7.88%, 4/15/2027 (a)	1,794,000	1,636,465
6.00%, 2/15/2028 (a)	944,000	786,078
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	545,000	493,181
Howmet Aerospace, Inc.
6.88%, 5/1/2025	506,000	540,737
5.90%, 2/1/2027	810,000	856,004
5.95%, 2/1/2037	1,207,000	1,206,922
Moog, Inc. 4.25%, 12/15/2027 (a)	313,000	296,568
Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (a)	1,000,000	995,030
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	1,506,000	1,518,071
4.60%, 6/15/2028	388,000	316,220
TransDigm, Inc.
6.25%, 3/15/2026 (a)	4,602,000	4,681,430
5.50%, 11/15/2027	2,213,000	2,118,682
Triumph Group, Inc.
8.88%, 6/1/2024 (a)	500,000	518,125
7.75%, 8/15/2025	499,000	429,988
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a)	1,588,000	778,120
9.00%, 11/15/2026 (a)	1,791,000	949,230
		18,451,621
Air Freight & Logistics — 0.1%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	516,000	500,520
Airlines — 1.8%
Air Canada (Canada) 3.88%, 8/15/2026 (a)	795,000	740,980
American Airlines, Inc.
5.50%, 4/20/2026 (a)	2,673,479	2,644,365
5.75%, 4/20/2029 (a)	2,673,479	2,583,249
Delta Air Lines, Inc.
7.38%, 1/15/2026	938,000	1,008,350
3.75%, 10/28/2029	508,000	449,580
Hawaiian Brand Intellectual Property Ltd. 5.75%, 1/20/2026 (a)	693,966	689,285
Spirit Loyalty Cayman Ltd. 8.00%, 9/20/2025 (a)	372,130	389,583
United Airlines, Inc.
4.38%, 4/15/2026 (a)	1,921,000	1,853,847
4.63%, 4/15/2029 (a)	1,626,000	1,525,513
		11,884,752
Auto Components — 2.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	550,000	511,610
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	1,067,000	1,069,134
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	812,000	771,400
5.00%, 10/1/2029	249,000	221,234

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Auto Components — continued
Clarios Global LP
6.25%, 5/15/2026 (a)	826,000	828,573
8.50%, 5/15/2027 (a)	816,000	813,266
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	190,000	191,034
5.63%, 11/15/2026 (a)	203,000	101,500
Dana, Inc. 5.38%, 11/15/2027	1,142,000	1,084,201
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	517,000	412,308
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	792,000	777,130
4.88%, 3/15/2027	1,514,000	1,456,468
5.25%, 4/30/2031	871,000	793,699
Icahn Enterprises LP
4.75%, 9/15/2024	257,000	256,315
6.25%, 5/15/2026	1,307,000	1,313,736
5.25%, 5/15/2027	1,280,000	1,236,198
IHO Verwaltungs GmbH (Germany) 6.38% (Cash), 5/15/2029 (a) (b)	1,000,000	910,000
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	365,000	361,573
Patrick Industries, Inc. 7.50%, 10/15/2027 (a)	308,000	304,920
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	342,000	269,037
Tenneco, Inc.
5.00%, 7/15/2026	762,000	714,375
7.88%, 1/15/2029 (a)	487,000	487,811
ZF North America Capital, Inc. (Germany) 4.75%, 4/29/2025 (a)	800,000	782,000
		15,667,522
Automobiles — 0.1%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	415,000	348,494
Banks — 0.6%
Intesa Sanpaolo SpA (Italy) 5.71%, 1/15/2026 (a)	2,500,000	2,518,232
UniCredit SpA (Italy) (USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	1,900,000	1,812,670
		4,330,902
Beverages — 0.1%
Primo Water Holdings, Inc. (Canada) 4.38%, 4/30/2029 (a)	455,000	398,230
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	533,000	416,587
		814,817
Biotechnology — 0.0% ^
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	294,000	232,416
Building Products — 1.1%
Builders FirstSource, Inc.
6.75%, 6/1/2027 (a)	958,000	979,435
5.00%, 3/1/2030 (a)	538,000	504,548
Griffon Corp. 5.75%, 3/1/2028	637,000	614,705
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	300,000	286,062
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	737,000	671,591
Masonite International Corp. 5.38%, 2/1/2028 (a)	651,000	650,805
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	413,000	351,096

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	336,000	300,536
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	2,768,000	2,625,531
Summit Materials LLC 5.25%, 1/15/2029 (a)	740,000	698,749
		7,683,058
Capital Markets — 1.2%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	678,000	495,611
3.63%, 10/1/2031 (a)	292,000	197,100
Deutsche Bank AG (Germany) (SOFR + 5.44%), 5.88%, 7/8/2031 (c)	3,000,000	2,905,215
LPL Holdings, Inc. 4.63%, 11/15/2027 (a)	1,660,000	1,618,500
MSCI, Inc.
4.00%, 11/15/2029 (a)	2,283,000	2,161,545
3.88%, 2/15/2031 (a)	762,000	710,641
		8,088,612
Chemicals — 2.7%
Ashland LLC 3.38%, 9/1/2031 (a)	413,000	354,148
Avient Corp. 5.75%, 5/15/2025 (a)	334,000	337,240
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	1,300,000	1,238,250
Chemours Co. (The) 5.75%, 11/15/2028 (a)	2,203,000	2,174,912
Consolidated Energy Finance SA (Switzerland) 6.50%, 5/15/2026 (a)	500,000	499,998
CVR Partners LP 6.13%, 6/15/2028 (a)	600,000	573,792
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	920,000	823,400
Gates Global LLC 6.25%, 1/15/2026 (a)	365,000	356,324
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	500,000	462,435
Ingevity Corp. 3.88%, 11/1/2028 (a)	603,000	541,192
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	706,000	697,782
Methanex Corp. (Canada) 5.25%, 12/15/2029	977,000	935,966
Nufarm Australia Ltd. (Australia) 5.00%, 1/27/2030 (a)	158,000	143,780
Olin Corp.
5.13%, 9/15/2027	363,000	362,964
5.63%, 8/1/2029	459,000	466,516
Olympus Water US Holding Corp. 4.25%, 10/1/2028 (a)	750,000	683,160
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	572,000	549,662
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a)	466,000	432,905
6.63%, 5/1/2029 (a)	292,000	261,340
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	422,000	378,753
4.38%, 2/1/2032	493,000	406,725
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	670,000	637,304
5.13%, 4/1/2029 (a)	220,000	183,700
Tronox, Inc. 4.63%, 3/15/2029 (a)	1,276,000	1,170,730
Valvoline, Inc. 4.25%, 2/15/2030 (a)	496,000	451,980
Venator Finance SARL
9.50%, 7/1/2025 (a)	212,000	218,360
5.75%, 7/15/2025 (a)	264,000	228,360

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	1,170,000	1,093,681
5.63%, 8/15/2029 (a)	1,444,000	1,184,080
		17,849,439
Commercial Services & Supplies — 3.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	381,000	326,707
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	2,266,000	2,245,736
9.75%, 7/15/2027 (a)	610,000	573,272
6.00%, 6/1/2029 (a)	1,000,000	809,100
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	508,000	437,515
Aramark Services, Inc.
6.38%, 5/1/2025 (a)	723,000	740,985
5.00%, 2/1/2028 (a)	1,078,000	1,049,972
Brink's Co. (The) 4.63%, 10/15/2027 (a)	427,000	404,360
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	462,000	456,225
CoreCivic, Inc.
4.63%, 5/1/2023	466,000	465,157
8.25%, 4/15/2026	466,000	479,644
Covanta Holding Corp. 4.88%, 12/1/2029 (a)	517,000	454,807
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	400,000	359,907
9.50%, 11/1/2027 (a)	644,000	605,511
GFL Environmental, Inc. (Canada)
5.13%, 12/15/2026 (a)	1,097,000	1,095,722
4.75%, 6/15/2029 (a)	1,308,000	1,191,559
Harsco Corp. 5.75%, 7/31/2027 (a)	224,000	192,976
Interface, Inc. 5.50%, 12/1/2028 (a)	226,000	200,493
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	417,000	418,042
Madison IAQ LLC 5.88%, 6/30/2029 (a)	1,100,000	860,750
Nielsen Finance LLC
5.63%, 10/1/2028 (a)	2,326,000	2,305,322
5.88%, 10/1/2030 (a)	935,000	918,722
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	3,355,000	3,318,162
6.25%, 1/15/2028 (a)	891,000	820,433
Stericycle, Inc. 3.88%, 1/15/2029 (a)	793,000	719,965
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	226,000	203,400
		21,654,444
Communications Equipment — 1.0%
Avaya, Inc. 6.13%, 9/15/2028 (a)	475,000	331,688
Ciena Corp. 4.00%, 1/31/2030 (a)	220,000	202,400
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	771,000	718,227
5.00%, 3/15/2027 (a)	878,000	732,033
CommScope, Inc.
6.00%, 3/1/2026 (a)	1,315,000	1,285,413

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Communications Equipment — continued
8.25%, 3/1/2027 (a)	1,939,000	1,705,835
Nokia OYJ (Finland)
4.38%, 6/12/2027	220,000	216,517
6.63%, 5/15/2039	268,000	280,395
Plantronics, Inc. 4.75%, 3/1/2029 (a)	308,000	312,623
Viasat, Inc.
5.63%, 4/15/2027 (a)	343,000	330,343
6.50%, 7/15/2028 (a)	422,000	355,425
		6,470,899
Construction & Engineering — 0.3%
AECOM 5.13%, 3/15/2027	644,000	643,163
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	413,000	379,055
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	548,000	459,668
Pike Corp. 5.50%, 9/1/2028 (a)	512,000	433,019
Weekley Homes LLC 4.88%, 9/15/2028 (a)	281,000	249,031
		2,163,936
Consumer Finance — 5.2%
Ally Financial, Inc. 5.75%, 11/20/2025	608,000	625,963
Credit Acceptance Corp. 6.63%, 3/15/2026	388,000	392,908
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	593,000	430,378
FirstCash, Inc. 5.63%, 1/1/2030 (a)	507,000	483,402
Ford Motor Credit Co. LLC
5.13%, 6/16/2025	5,000,000	4,998,300
4.13%, 8/17/2027	14,000,000	13,265,000
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (Cash), 9/15/2024 (a) (b)	1,929,751	1,558,274
Navient Corp.
7.25%, 9/25/2023	620,000	634,000
5.88%, 10/25/2024	1,639,000	1,643,999
5.00%, 3/15/2027	540,000	496,800
OneMain Finance Corp.
6.13%, 3/15/2024	2,750,000	2,777,903
7.13%, 3/15/2026	5,210,000	5,335,040
3.88%, 9/15/2028	868,000	749,698
SLM Corp. 4.20%, 10/29/2025	617,000	607,705
VistaJet Malta Finance plc (Switzerland) 6.38%, 2/1/2030 (a)	661,000	561,850
		34,561,220
Containers & Packaging — 2.2%
Ardagh Metal Packaging Finance USA LLC
3.25%, 9/1/2028 (a)	300,000	266,940
4.00%, 9/1/2029 (a)	500,000	433,252
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	1,300,000	1,208,987
5.25%, 8/15/2027 (a)	1,300,000	1,085,500
Ball Corp.
4.88%, 3/15/2026	730,000	743,322
3.13%, 9/15/2031	1,478,000	1,291,107

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
Berry Global, Inc. 5.63%, 7/15/2027 (a)	431,000	428,061
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	606,000	588,105
3.50%, 3/15/2028 (a)	220,000	204,356
LABL, Inc.
6.75%, 7/15/2026 (a)	846,000	816,390
10.50%, 7/15/2027 (a)	616,000	593,199
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	1,008,000	995,602
7.25%, 4/15/2025 (a)	937,000	905,610
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,509,000	1,487,889
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	816,000	738,480
Pactiv LLC
7.95%, 12/15/2025	320,000	310,400
8.38%, 4/15/2027	320,000	308,800
Sealed Air Corp. 6.88%, 7/15/2033 (a)	649,000	687,765
Silgan Holdings, Inc. 4.13%, 2/1/2028	327,000	314,456
TriMas Corp. 4.13%, 4/15/2029 (a)	224,000	201,600
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (d)	1,000,000	993,765
		14,603,586
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	753,000	708,264
Diversified Consumer Services — 0.1%
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	345,000	288,937
Service Corp. International 5.13%, 6/1/2029	241,000	241,189
		530,126
Diversified Financial Services — 0.4%
MPH Acquisition Holdings LLC
5.50%, 9/1/2028 (a)	484,000	455,410
5.75%, 11/1/2028 (a)	484,000	430,760
Oxford Finance LLC 6.38%, 2/1/2027 (a)	384,000	372,480
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	723,000	748,247
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	466,000	479,796
		2,486,693
Diversified Telecommunication Services — 6.3%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	1,000,000	982,730
Altice France SA (France) 5.50%, 1/15/2028 (a)	4,000,000	3,560,000
CCO Holdings LLC
5.13%, 5/1/2027 (a)	1,456,000	1,435,034
5.38%, 6/1/2029 (a)	4,616,000	4,483,936
4.75%, 3/1/2030 (a)	7,155,000	6,600,487
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	538,000	466,511
Embarq Corp. 8.00%, 6/1/2036	1,041,000	877,043
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	1,271,000	1,245,580
5.00%, 5/1/2028 (a)	824,000	766,522

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
6.75%, 5/1/2029 (a)	1,203,000	1,060,276
8.75%, 5/15/2030 (a)	488,000	514,474
Iliad Holding SASU (France) 6.50%, 10/15/2026 (a)	1,000,000	969,555
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	2,040,000	1,902,300
Level 3 Financing, Inc.
4.63%, 9/15/2027 (a)	1,693,000	1,559,676
4.25%, 7/1/2028 (a)	944,000	828,360
Lumen Technologies, Inc.
Series Y, 7.50%, 4/1/2024	789,000	816,378
4.00%, 2/15/2027 (a)	2,020,000	1,858,400
5.38%, 6/15/2029 (a)	726,000	622,545
Qwest Corp. 7.25%, 9/15/2025	196,000	208,671
Sprint Capital Corp.
6.88%, 11/15/2028	2,769,000	3,132,514
8.75%, 3/15/2032	1,364,000	1,771,843
Telecom Italia Capital SA (Italy) 7.72%, 6/4/2038	1,307,000	1,181,319
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	1,251,000	1,269,265
Telesat Canada (Canada) 5.63%, 12/6/2026 (a)	517,000	368,848
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 5/15/2029 (a)	1,400,000	1,376,606
4.50%, 8/15/2030 (a)	1,000,000	904,700
Windstream Escrow LLC 7.75%, 8/15/2028 (a)	649,000	597,723
Zayo Group Holdings, Inc.
4.00%, 3/1/2027 (a)	652,000	570,500
6.13%, 3/1/2028 (a)	529,000	423,200
		42,354,996
Electric Utilities — 2.0%
FirstEnergy Corp.
2.65%, 3/1/2030	1,163,000	1,016,317
Series C, 7.38%, 11/15/2031	817,000	964,852
Series C, 5.35%, 7/15/2047 (d)	670,000	622,497
NextEra Energy Operating Partners LP 4.50%, 9/15/2027 (a)	1,507,000	1,462,137
NRG Energy, Inc.
5.75%, 1/15/2028	517,000	518,344
5.25%, 6/15/2029 (a)	2,298,000	2,241,102
3.63%, 2/15/2031 (a)	942,000	828,960
PG&E Corp. 5.25%, 7/1/2030	1,698,000	1,566,388
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	200,000	196,000
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	3,692,000	3,693,846
4.38%, 5/1/2029 (a)	378,000	352,532
		13,462,975
Electrical Equipment — 0.2%
Atkore, Inc. 4.25%, 6/1/2031 (a)	200,000	182,500
EnerSys 5.00%, 4/30/2023 (a)	227,000	227,000

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electrical Equipment — continued
Sensata Technologies BV 5.00%, 10/1/2025 (a)	550,000	554,675
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	616,000	547,627
		1,511,802
Electronic Equipment, Instruments & Components — 0.4%
II-VI, Inc. 5.00%, 12/15/2029 (a)	759,000	711,563
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	2,331,000	2,213,277
		2,924,840
Energy Equipment & Services — 0.9%
Archrock Partners LP
6.88%, 4/1/2027 (a)	800,000	793,224
6.25%, 4/1/2028 (a)	247,000	240,825
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	356,000	344,825
Nabors Industries, Inc.
5.75%, 2/1/2025	964,000	928,612
7.38%, 5/15/2027 (a)	455,000	458,817
Oceaneering International, Inc. 4.65%, 11/15/2024	256,000	251,384
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	370,000	369,898
6.88%, 1/15/2029 (a)	270,000	260,550
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	480,873	459,825
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	399,135	389,157
Transocean, Inc. 11.50%, 1/30/2027 (a)	475,000	476,024
USA Compression Partners LP 6.88%, 4/1/2026	672,000	656,040
Weatherford International Ltd. 6.50%, 9/15/2028 (a)	267,000	262,661
		5,891,842
Entertainment — 1.4%
Banijay Entertainment SASU (France) 5.38%, 3/1/2025 (a)	250,000	243,273
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	402,000	414,100
5.25%, 7/15/2028 (a)	499,000	448,391
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	455,000	395,850
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	999,000	989,849
6.50%, 5/15/2027 (a)	1,194,000	1,235,862
Netflix, Inc. 5.88%, 11/15/2028	4,024,000	4,167,577
ROBLOX Corp. 3.88%, 5/1/2030 (a)	441,000	391,343
WMG Acquisition Corp.
3.88%, 7/15/2030 (a)	698,000	641,581
3.00%, 2/15/2031 (a)	382,000	327,374
		9,255,200
Equity Real Estate Investment Trusts (REITs) — 3.2%
Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	833,000	818,422
Global Net Lease, Inc. 3.75%, 12/15/2027 (a)	242,000	220,063
HAT Holdings I LLC
3.38%, 6/15/2026 (a)	649,000	600,439
3.75%, 9/15/2030 (a)	352,000	296,868

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	1,288,000	1,269,208
5.00%, 7/15/2028 (a)	1,481,000	1,440,472
4.88%, 9/15/2029 (a)	507,000	479,450
iStar, Inc. 4.75%, 10/1/2024	859,000	855,884
MPT Operating Partnership LP 4.63%, 8/1/2029	2,317,000	2,188,724
Park Intermediate Holdings LLC 5.88%, 10/1/2028 (a)	2,168,000	2,140,250
RHP Hotel Properties LP 4.75%, 10/15/2027	1,301,000	1,249,506
SBA Communications Corp.
3.88%, 2/15/2027	634,000	619,814
3.13%, 2/1/2029	538,000	478,497
Uniti Group LP
7.88%, 2/15/2025 (a)	1,251,000	1,285,140
6.50%, 2/15/2029 (a)	1,058,000	883,430
VICI Properties LP
5.63%, 5/1/2024 (a)	3,449,000	3,486,939
5.75%, 2/1/2027 (a)	3,170,000	3,159,729
		21,472,835
Food & Staples Retailing — 1.0%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	1,253,000	1,217,208
5.88%, 2/15/2028 (a)	1,080,000	1,057,968
4.88%, 2/15/2030 (a)	857,000	799,080
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	1,510,000	1,485,145
Rite Aid Corp. 8.00%, 11/15/2026 (a)	1,101,000	912,228
US Foods, Inc.
6.25%, 4/15/2025 (a)	457,000	470,710
4.75%, 2/15/2029 (a)	508,000	476,847
		6,419,186
Food Products — 1.2%
B&G Foods, Inc. 5.25%, 9/15/2027	932,000	834,140
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	294,000	288,120
6.00%, 6/15/2030 (a)	500,000	500,000
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	1,344,000	1,326,501
Pilgrim's Pride Corp.
5.88%, 9/30/2027 (a)	995,000	1,018,632
4.25%, 4/15/2031 (a)	421,000	389,951
Post Holdings, Inc. 5.50%, 12/15/2029 (a)	3,767,000	3,586,881
		7,944,225
Gas Utilities — 0.3%
AmeriGas Partners LP 5.88%, 8/20/2026	1,048,000	1,065,816
Suburban Propane Partners LP 5.00%, 6/1/2031 (a)	496,000	456,981
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	251,000	234,371
		1,757,168

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — 0.9%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	1,253,000	1,219,833
Hologic, Inc. 3.25%, 2/15/2029 (a)	785,000	706,500
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029 (a)	2,497,000	2,253,543
5.25%, 10/1/2029 (a)	1,410,000	1,248,146
Teleflex, Inc. 4.25%, 6/1/2028 (a)	545,000	523,393
		5,951,415
Health Care Providers & Services — 6.4%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	546,000	539,858
Centene Corp.
4.25%, 12/15/2027	2,760,000	2,746,200
4.63%, 12/15/2029	4,850,000	4,779,869
3.38%, 2/15/2030	2,079,000	1,907,483
2.50%, 3/1/2031	2,885,000	2,459,462
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	1,069,000	1,071,159
5.63%, 3/15/2027 (a)	2,924,000	2,723,823
6.00%, 1/15/2029 (a)	640,000	579,930
6.88%, 4/15/2029 (a)	1,336,000	1,043,817
DaVita, Inc.
4.63%, 6/1/2030 (a)	1,795,000	1,559,406
3.75%, 2/15/2031 (a)	600,000	491,742
Encompass Health Corp.
4.50%, 2/1/2028	670,000	622,877
4.75%, 2/1/2030	676,000	618,540
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	335,000	100,500
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	336,000	322,560
HCA, Inc.
5.38%, 9/1/2026	1,360,000	1,416,100
5.63%, 9/1/2028	3,405,000	3,570,994
5.88%, 2/1/2029	2,479,000	2,621,542
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	275,000	256,438
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	611,000	569,354
MEDNAX, Inc. 5.38%, 2/15/2030 (a)	218,000	191,517
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	1,066,000	1,028,823
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	675,000	667,406
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	436,000	356,005
RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026 (a)	745,000	757,106
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	484,000	441,156
Select Medical Corp. 6.25%, 8/15/2026 (a)	400,000	399,028
Surgery Center Holdings, Inc. 6.75%, 7/1/2025 (a)	441,000	420,053
Tenet Healthcare Corp.
6.25%, 2/1/2027 (a)	1,601,000	1,601,080
5.13%, 11/1/2027 (a)	5,154,000	5,114,727
4.63%, 6/15/2028 (a)	496,000	477,254

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
6.13%, 10/1/2028 (a)	670,000	654,051
6.88%, 11/15/2031	651,000	641,749
		42,751,609
Health Care Technology — 0.2%
IQVIA, Inc. 5.00%, 5/15/2027 (a)	1,326,000	1,326,928
Hotels, Restaurants & Leisure — 7.9%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	1,367,000	1,290,106
4.38%, 1/15/2028 (a)	1,584,000	1,488,485
Bloomin' Brands, Inc. 5.13%, 4/15/2029 (a)	224,000	196,560
Boyd Gaming Corp. 4.75%, 12/1/2027	1,465,000	1,424,713
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	438,000	407,340
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	2,248,000	2,286,666
4.63%, 10/15/2029 (a)	1,307,000	1,115,132
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	1,489,000	1,494,807
Carnival Corp.
7.63%, 3/1/2026 (a)	651,000	610,443
5.75%, 3/1/2027 (a)	1,611,000	1,429,239
9.88%, 8/1/2027 (a)	3,636,000	3,854,614
4.00%, 8/1/2028 (a)	775,000	702,615
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	584,000	572,875
Cedar Fair LP
5.50%, 5/1/2025 (a)	937,000	951,252
5.25%, 7/15/2029	667,000	643,508
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	506,000	506,063
Fertitta Entertainment LLC 4.63%, 1/15/2029 (a)	462,000	420,420
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	2,226,000	2,184,719
Hilton Grand Vacations Borrower Escrow LLC 5.00%, 6/1/2029 (a)	630,000	585,887
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,596,000	1,604,299
International Game Technology plc
6.50%, 2/15/2025 (a)	1,400,000	1,438,500
5.25%, 1/15/2029 (a)	1,000,000	975,350
IRB Holding Corp. 7.00%, 6/15/2025 (a)	911,000	920,137
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	308,000	284,336
Life Time, Inc.
5.75%, 1/15/2026 (a)	466,000	448,087
8.00%, 4/15/2026 (a)	224,000	219,763
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025 (a)	267,000	271,237
4.75%, 1/15/2028	401,000	368,920
Melco Resorts Finance Ltd. (Hong Kong)
5.75%, 7/21/2028 (a)	750,000	577,500
5.38%, 12/4/2029 (a)	750,000	545,625
MGM China Holdings Ltd. (Macau) 5.88%, 5/15/2026 (a)	1,400,000	1,206,618
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (a)	509,000	430,105

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd.
3.63%, 12/15/2024 (a)	365,000	327,469
5.88%, 3/15/2026 (a)	540,000	486,540
5.88%, 2/15/2027 (a)	455,000	423,883
Peninsula Pacific Entertainment LLC 8.50%, 11/15/2027 (a)	386,000	418,839
Penn National Gaming, Inc. 4.13%, 7/1/2029 (a)	588,000	481,219
Premier Entertainment Sub LLC 5.63%, 9/1/2029 (a)	649,000	514,333
Resorts World Las Vegas LLC 4.63%, 4/16/2029 (a)	700,000	593,121
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	2,072,000	2,245,986
5.50%, 8/31/2026 (a)	2,030,000	1,781,325
Scientific Games International, Inc. 7.25%, 11/15/2029 (a)	466,000	462,976
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	480,000	467,712
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	921,000	953,235
Station Casinos LLC 4.50%, 2/15/2028 (a)	795,000	719,413
Studio City Finance Ltd. (Macau) 5.00%, 1/15/2029 (a)	1,100,000	671,495
Travel + Leisure Co.
6.63%, 7/31/2026 (a)	466,000	478,414
6.00%, 4/1/2027 (d)	835,000	826,817
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	400,000	410,844
Viking Cruises Ltd. 5.88%, 9/15/2027 (a)	649,000	550,511
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	651,000	577,763
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	320,000	301,958
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	2,071,000	2,020,385
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (a)	2,100,000	1,564,500
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	935,000	829,345
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	3,412,000	3,284,050
6.88%, 11/15/2037	365,000	385,075
		53,233,129
Household Durables — 1.1%
Beazer Homes USA, Inc. 5.88%, 10/15/2027	441,000	391,387
Brookfield Residential Properties, Inc. (Canada) 6.25%, 9/15/2027 (a)	630,000	587,958
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	432,000	441,552
Century Communities, Inc. 3.88%, 8/15/2029 (a)	538,000	465,316
KB Home 4.80%, 11/15/2029	466,000	428,720
M/I Homes, Inc. 4.95%, 2/1/2028	250,000	232,207
Mattamy Group Corp. (Canada) 5.25%, 12/15/2027 (a)	517,000	477,106
Meritage Homes Corp. 5.13%, 6/6/2027	363,000	356,500
Newell Brands, Inc.
4.45%, 4/1/2026 (d)	1,181,000	1,175,981
5.75%, 4/1/2046 (d)	514,000	466,285
Taylor Morrison Communities, Inc. 5.88%, 6/15/2027 (a)	1,045,000	1,046,826
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	775,000	676,796
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	484,000	461,210
		7,207,844

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Products — 0.3%
Central Garden & Pet Co.
5.13%, 2/1/2028	246,000	234,930
4.13%, 10/15/2030	281,000	248,685
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	959,000	846,317
Spectrum Brands, Inc. 5.50%, 7/15/2030 (a)	834,000	770,950
		2,100,882
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp.
4.50%, 2/15/2028 (a)	1,920,000	1,835,424
5.13%, 3/15/2028 (a)	649,000	605,679
Clearway Energy Operating LLC
4.75%, 3/15/2028 (a)	364,000	347,620
3.75%, 2/15/2031 (a)	660,000	582,450
		3,371,173
Insurance — 0.8%
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (a)	484,000	458,376
6.75%, 10/15/2027 (a)	935,000	902,462
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	507,000	469,495
HUB International Ltd.
7.00%, 5/1/2026 (a)	940,000	949,278
5.63%, 12/1/2029 (a)	267,000	248,977
Liberty Mutual Group, Inc. 4.30%, 2/1/2061 (a)	1,030,000	759,625
NFP Corp.
4.88%, 8/15/2028 (a)	350,000	324,891
6.88%, 8/15/2028 (a)	929,000	809,800
Ryan Specialty Group LLC 4.38%, 2/1/2030 (a)	270,000	243,023
USI, Inc. 6.88%, 5/1/2025 (a)	336,000	330,478
		5,496,405
Interactive Media & Services — 0.1%
Rackspace Technology Global, Inc.
3.50%, 2/15/2028 (a)	210,000	183,197
5.38%, 12/1/2028 (a)	210,000	166,034
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	395,000	408,647
		757,878
Internet & Direct Marketing Retail — 0.6%
ANGI Group LLC 3.88%, 8/15/2028 (a)	370,000	310,016
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	398,000	395,501
3.50%, 3/1/2029 (a)	516,000	476,332
Match Group Holdings II LLC 4.63%, 6/1/2028 (a)	1,038,000	966,866
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	507,000	446,001
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	379,000	322,116
QVC, Inc. 4.75%, 2/15/2027	1,438,000	1,242,259
		4,159,091

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — 0.9%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	331,000	282,414
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	586,000	534,948
6.13%, 12/1/2028 (a)	349,000	293,031
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	402,000	379,986
Block, Inc.
2.75%, 6/1/2026 (a)	538,000	496,211
3.50%, 6/1/2031 (a)	517,000	443,327
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	875,000	818,209
Cablevision Lightpath LLC 3.88%, 9/15/2027 (a)	450,000	396,959
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	242,000	231,831
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	364,000	322,140
Gartner, Inc. 4.50%, 7/1/2028 (a)	911,000	885,902
Northwest Fiber LLC
4.75%, 4/30/2027 (a)	226,000	201,434
10.75%, 6/1/2028 (a)	226,000	208,893
Presidio Holdings, Inc.
4.88%, 2/1/2027 (a)	411,000	401,572
8.25%, 2/1/2028 (a)	417,000	409,173
		6,306,030
Leisure Products — 0.2%
Mattel, Inc.
5.88%, 12/15/2027 (a)	493,000	501,628
5.45%, 11/1/2041	325,000	312,277
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	294,000	252,840
		1,066,745
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	667,000	618,026
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	455,000	400,309
		1,018,335
Machinery — 0.6%
EnPro Industries, Inc. 5.75%, 10/15/2026	224,000	224,000
Hillenbrand, Inc. 3.75%, 3/1/2031	836,000	735,680
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	370,000	333,000
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	224,000	199,082
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	220,000	218,350
Terex Corp. 5.00%, 5/15/2029 (a)	391,000	363,943
Titan Acquisition Ltd. (Canada) 7.75%, 4/15/2026 (a)	723,000	683,235
TK Elevator Holdco GmbH (Germany) 7.63%, 7/15/2028 (a)	300,000	281,614
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	1,000,000	975,000
Wabash National Corp. 4.50%, 10/15/2028 (a)	288,000	234,720
		4,248,624
Media — 7.4%
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028 (a)	1,050,000	951,295
5.75%, 8/15/2029 (a)	950,000	850,250

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
AMC Networks, Inc.
5.00%, 4/1/2024	265,000	264,006
4.75%, 8/1/2025	484,000	477,030
4.25%, 2/15/2029	249,000	227,866
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	428,000	279,142
Block Communications, Inc. 4.88%, 3/1/2028 (a)	157,000	141,300
Cable One, Inc. 4.00%, 11/15/2030 (a)	413,000	365,358
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	931,000	855,496
7.50%, 6/1/2029 (a)	1,199,000	969,163
CSC Holdings LLC
7.50%, 4/1/2028 (a)	1,350,000	1,255,635
6.50%, 2/1/2029 (a)	5,000,000	4,923,400
5.75%, 1/15/2030 (a)	1,700,000	1,420,792
Directv Financing LLC 5.88%, 8/15/2027 (a)	2,038,000	1,921,834
DISH DBS Corp.
5.88%, 11/15/2024	3,196,000	2,939,042
7.75%, 7/1/2026	1,061,000	907,155
5.25%, 12/1/2026 (a)	974,000	824,053
5.75%, 12/1/2028 (a)	680,000	555,036
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	206,000	186,945
GCI LLC 4.75%, 10/15/2028 (a)	292,000	264,172
Gray Television, Inc.
7.00%, 5/15/2027 (a)	1,052,000	1,062,520
4.75%, 10/15/2030 (a)	1,460,000	1,282,800
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,452,242	1,430,821
8.38%, 5/1/2027	904,554	848,472
Lamar Media Corp.
3.75%, 2/15/2028	639,000	598,999
4.00%, 2/15/2030	382,000	353,630
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	1,238,000	1,247,285
Liberty Interactive LLC 8.25%, 2/1/2030	466,000	336,443
McGraw-Hill Education, Inc.
5.75%, 8/1/2028 (a)	382,000	348,378
8.00%, 8/1/2029 (a)	346,000	299,555
National CineMedia LLC 5.88%, 4/15/2028 (a)	270,000	208,543
News Corp. 3.88%, 5/15/2029 (a)	1,029,000	951,866
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	1,347,000	1,343,673
4.75%, 11/1/2028 (a)	571,000	538,168
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	755,000	706,001
4.25%, 1/15/2029 (a)	508,000	438,048
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (c)	675,000	641,592
Radiate Holdco LLC
4.50%, 9/15/2026 (a)	509,000	471,838
6.50%, 9/15/2028 (a)	506,000	420,532

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	431,000	390,012
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	655,000	620,036
Sinclair Television Group, Inc.
5.50%, 3/1/2030 (a)	631,000	513,808
4.13%, 12/1/2030 (a)	349,000	296,650
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	1,399,000	1,390,256
5.50%, 7/1/2029 (a)	2,407,000	2,390,861
4.13%, 7/1/2030 (a)	2,060,000	1,856,575
3.88%, 9/1/2031 (a)	660,000	580,285
Stagwell Global LLC 5.63%, 8/15/2029 (a)	652,000	590,060
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	350,000	325,850
TEGNA, Inc. 5.00%, 9/15/2029	1,813,000	1,790,337
Univision Communications, Inc.
5.13%, 2/15/2025 (a)	620,000	612,250
6.63%, 6/1/2027 (a)	669,000	676,158
4.50%, 5/1/2029 (a)	594,000	544,253
UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	825,000	779,625
Urban One, Inc. 7.38%, 2/1/2028 (a)	336,000	317,214
Ziggo Bond Co. BV (Netherlands) 5.13%, 2/28/2030 (a)	1,250,000	1,110,456
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	625,000	578,781
		49,471,601
Metals & Mining — 2.2%
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	900,000	904,878
Allegheny Technologies, Inc. 5.88%, 12/1/2027	1,080,000	1,041,876
Arconic Corp. 6.13%, 2/15/2028 (a)	1,547,000	1,516,755
Big River Steel LLC 6.63%, 1/31/2029 (a)	795,000	798,526
Carpenter Technology Corp. 6.38%, 7/15/2028	866,000	848,346
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	602,000	597,485
4.63%, 3/1/2029 (a)	271,000	251,819
4.88%, 3/1/2031 (a)	484,000	456,451
Commercial Metals Co. 4.13%, 1/15/2030	640,000	581,275
Constellium SE 5.63%, 6/15/2028 (a)	600,000	575,280
FMG Resources August 2006 Pty. Ltd. (Australia)
5.13%, 5/15/2024 (a)	363,000	369,450
4.50%, 9/15/2027 (a)	1,677,000	1,617,383
Kaiser Aluminum Corp.
4.63%, 3/1/2028 (a)	782,000	718,993
4.50%, 6/1/2031 (a)	490,000	427,864
Novelis Corp.
3.25%, 11/15/2026 (a)	488,000	447,657
4.75%, 1/30/2030 (a)	3,081,000	2,923,099
United States Steel Corp. 6.88%, 3/1/2029	517,000	517,000
		14,594,137
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc. 3.63%, 7/15/2026 (a)	972,000	903,960

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multiline Retail — 0.4%
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	874,000	822,814
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	845,000	837,893
Nordstrom, Inc.
4.38%, 4/1/2030	793,000	693,463
5.00%, 1/15/2044	496,000	396,800
		2,750,970
Oil, Gas & Consumable Fuels — 11.2%
Aethon United BR LP 8.25%, 2/15/2026 (a)	405,000	413,100
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	912,000	914,317
5.75%, 1/15/2028 (a)	1,368,000	1,368,000
Antero Resources Corp. 8.38%, 7/15/2026 (a)	1,189,000	1,293,038
Apache Corp. 5.10%, 9/1/2040	2,069,000	1,930,315
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (a)	810,000	811,580
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	664,000	697,200
Blue Racer Midstream LLC 7.63%, 12/15/2025 (a)	475,000	479,750
Buckeye Partners LP
3.95%, 12/1/2026	653,000	625,378
4.50%, 3/1/2028 (a)	2,607,000	2,427,061
California Resources Corp. 7.13%, 2/1/2026 (a)	529,000	542,225
Cheniere Energy Partners LP 4.50%, 10/1/2029	4,405,000	4,297,342
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	1,241,000	1,259,698
6.75%, 4/15/2029 (a)	454,000	478,516
CNX Resources Corp. 7.25%, 3/14/2027 (a)	484,000	505,964
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,036,000	2,033,139
CQP Holdco LP 5.50%, 6/15/2031 (a)	750,000	710,394
Crestwood Midstream Partners LP
5.63%, 5/1/2027 (a)	1,574,000	1,518,595
8.00%, 4/1/2029 (a)	540,000	553,500
CrownRock LP
5.63%, 10/15/2025 (a)	267,000	269,067
5.00%, 5/1/2029 (a)	484,000	476,860
DCP Midstream Operating LP
5.38%, 7/15/2025	495,000	507,365
5.13%, 5/15/2029	1,325,000	1,325,133
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,761,000	1,648,956
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	646,000	646,000
Endeavor Energy Resources LP
6.63%, 7/15/2025 (a)	366,000	378,411
5.75%, 1/30/2028 (a)	392,000	399,773
EnLink Midstream Partners LP
4.15%, 6/1/2025	664,000	664,133
4.85%, 7/15/2026	455,000	457,518
5.45%, 6/1/2047	664,000	531,814
EQM Midstream Partners LP
4.00%, 8/1/2024	1,081,000	1,083,632

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.00%, 7/1/2025 (a)	484,000	488,840
5.50%, 7/15/2028	2,213,000	2,102,416
4.50%, 1/15/2029 (a)	655,000	580,847
6.50%, 7/15/2048	795,000	677,738
Genesis Energy LP
6.50%, 10/1/2025	484,000	467,650
8.00%, 1/15/2027	837,000	825,608
Gulfport Energy Corp. 8.00%, 5/17/2026	456,694	471,824
Hess Infrastructure Partners LP 5.63%, 2/15/2026 (a)	25,000	25,525
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	279,000	284,859
5.13%, 6/15/2028 (a)	874,000	862,975
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	584,000	588,380
6.00%, 2/1/2031 (a)	735,000	716,258
Holly Energy Partners LP 5.00%, 2/1/2028 (a)	424,000	398,507
ITT Holdings LLC 6.50%, 8/1/2029 (a)	571,000	489,290
Laredo Petroleum, Inc. 10.13%, 1/15/2028	630,000	660,312
MEG Energy Corp. (Canada)
7.13%, 2/1/2027 (a)	1,130,000	1,182,658
5.88%, 2/1/2029 (a)	488,000	486,839
Murphy Oil Corp.
5.75%, 8/15/2025	755,000	766,293
6.37%, 12/1/2042 (d)	401,000	346,865
New Fortress Energy, Inc. 6.75%, 9/15/2025 (a)	1,246,000	1,225,989
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	1,307,000	1,224,718
NuStar Logistics LP
6.00%, 6/1/2026	446,000	449,733
5.63%, 4/28/2027	1,507,000	1,511,521
Oasis Petroleum, Inc. 6.38%, 6/1/2026 (a)	200,000	201,000
Occidental Petroleum Corp.
5.88%, 9/1/2025	618,000	645,724
8.88%, 7/15/2030	365,000	455,885
6.45%, 9/15/2036	4,225,000	4,726,381
PBF Holding Co. LLC 9.25%, 5/15/2025 (a)	653,000	679,120
PDC Energy, Inc.
6.13%, 9/15/2024	210,000	211,050
5.75%, 5/15/2026	220,000	220,662
Range Resources Corp.
8.25%, 1/15/2029	1,366,000	1,479,002
4.75%, 2/15/2030 (a)	177,000	173,116
Rattler Midstream LP 5.63%, 7/15/2025 (a)	242,000	247,467
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	337,000	318,465
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	666,000	630,705
4.80%, 5/15/2030 (a)	900,000	789,750
6.88%, 4/15/2040 (a)	268,000	238,804

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
SM Energy Co.
5.63%, 6/1/2025	634,000	631,527
6.75%, 9/15/2026	938,000	948,815
Southwestern Energy Co.
7.75%, 10/1/2027	256,000	270,025
8.38%, 9/15/2028	548,000	600,493
5.38%, 3/15/2030	2,703,000	2,736,788
Summit Midstream Holdings LLC 8.50%, 10/15/2026 (a)	603,000	579,284
Sunoco LP
6.00%, 4/15/2027	344,000	350,899
4.50%, 4/30/2030 (a)	932,000	848,120
Tallgrass Energy Partners LP 5.50%, 1/15/2028 (a)	2,670,000	2,477,600
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	590,000	565,592
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	3,085,000	2,918,657
Viper Energy Partners LP 5.38%, 11/1/2027 (a)	224,000	222,876
Western Midstream Operating LP
4.75%, 8/15/2028	1,884,000	1,865,612
5.45%, 4/1/2044	1,074,000	990,765
		75,107,603
Paper & Forest Products — 0.1%
Glatfelter Corp. 4.75%, 11/15/2029 (a)	220,000	158,189
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	224,000	193,709
		351,898
Personal Products — 0.5%
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	455,000	453,731
Coty, Inc.
5.00%, 4/15/2026 (a)	649,000	620,762
6.50%, 4/15/2026 (a)	222,000	212,010
4.75%, 1/15/2029 (a)	220,000	194,436
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	770,000	748,879
Herbalife Nutrition Ltd. 7.88%, 9/1/2025 (a)	517,000	477,527
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	365,000	350,400
		3,057,745
Pharmaceuticals — 2.1%
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	1,250,000	1,178,638
5.75%, 8/15/2027 (a)	1,250,000	1,104,244
5.00%, 1/30/2028 (a)	3,512,000	2,241,341
7.25%, 5/30/2029 (a)	3,920,000	2,591,786
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	552,000	545,119
3.13%, 2/15/2029 (a)	362,000	324,788
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (d)	508,000	522,122
Endo Dac 9.50%, 7/31/2027 (a)	552,000	132,480
Jazz Securities DAC 4.38%, 1/15/2029 (a)	950,000	916,750

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Organon & Co.
4.13%, 4/30/2028 (a)	1,100,000	1,054,658
5.13%, 4/30/2031 (a)	1,100,000	1,057,513
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	1,984,000	1,552,480
Perrigo Finance Unlimited Co. 3.90%, 6/15/2030 (d)	1,250,000	1,149,016
		14,370,935
Professional Services — 0.1%
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	320,000	290,998
Science Applications International Corp. 4.88%, 4/1/2028 (a)	377,000	358,038
		649,036
Real Estate Management & Development — 0.3%
Forestar Group, Inc. 5.00%, 3/1/2028 (a)	308,000	277,857
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	944,000	847,240
Realogy Group LLC 5.75%, 1/15/2029 (a)	938,000	835,946
		1,961,043
Road & Rail — 0.8%
AerCap Global Aviation Trust (Ireland) (ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045 (a) (c)	300,000	291,000
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	1,083,000	1,048,669
5.38%, 3/1/2029 (a)	364,000	333,060
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	617,000	547,341
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	527,000	482,387
5.00%, 12/1/2029 (a)	693,000	608,107
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	833,000	751,782
Watco Cos. LLC 6.50%, 6/15/2027 (a)	336,000	318,987
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	484,000	457,607
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	403,000	415,320
		5,254,260
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	270,000	268,987
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	400,000	398,728
Entegris, Inc.
4.38%, 4/15/2028 (a)	392,000	365,540
3.63%, 5/1/2029 (a)	204,000	180,362
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	557,000	528,376
Synaptics, Inc. 4.00%, 6/15/2029 (a)	220,000	198,000
		1,939,993
Software — 1.8%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	320,000	319,200
CDK Global, Inc. 5.25%, 5/15/2029 (a)	735,000	735,000
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	707,000	641,214
4.88%, 7/1/2029 (a)	707,000	633,119
Condor Merger Sub, Inc. 7.38%, 2/15/2030 (a)	910,000	796,732

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
Elastic NV 4.13%, 7/15/2029 (a)	455,000	398,192
Fair Isaac Corp.
5.25%, 5/15/2026 (a)	688,000	687,140
4.00%, 6/15/2028 (a)	253,000	240,294
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	370,000	296,219
Minerva Merger Sub, Inc. 6.50%, 2/15/2030 (a)	1,093,000	1,002,827
NCR Corp.
5.75%, 9/1/2027 (a)	510,000	493,924
6.13%, 9/1/2029 (a)	1,937,000	1,840,777
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	509,000	508,364
Open Text Corp. (Canada) 3.88%, 2/15/2028 (a)	363,000	341,144
Open Text Holdings, Inc. (Canada) 4.13%, 2/15/2030 (a)	1,122,000	1,037,850
PTC, Inc. 4.00%, 2/15/2028 (a)	484,000	461,773
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	1,483,000	1,482,036
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (a)	300,000	261,750
		12,177,555
Specialty Retail — 2.3%
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	225,000	230,513
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	649,000	611,410
4.63%, 11/15/2029 (a)	754,000	695,101
Bath & Body Works, Inc.
7.50%, 6/15/2029	967,000	1,005,680
6.88%, 11/1/2035	2,363,000	2,141,705
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,153,000	844,572
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	345,000	314,209
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	225,000	194,564
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	388,000	330,770
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	634,000	624,034
3.88%, 6/1/2029 (a)	484,000	446,968
LSF9 Atlantis Holdings LLC 7.75%, 2/15/2026 (a)	462,000	378,840
Michaels Cos., Inc. (The) 5.25%, 5/1/2028 (a)	466,000	383,285
Murphy Oil USA, Inc. 5.63%, 5/1/2027	634,000	632,415
Park River Holdings, Inc. 5.63%, 2/1/2029 (a)	393,000	278,984
Penske Automotive Group, Inc. 3.75%, 6/15/2029	697,000	625,028
PetSmart, Inc.
4.75%, 2/15/2028 (a)	950,000	874,000
7.75%, 2/15/2029 (a)	650,000	611,656
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	675,000	599,640
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	538,000	494,960
6.13%, 7/1/2029 (a)	766,000	656,845
Staples, Inc.
7.50%, 4/15/2026 (a)	1,498,000	1,383,553

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
10.75%, 4/15/2027 (a)	794,000	651,080
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	649,000	577,610
		15,587,422
Technology Hardware, Storage & Peripherals — 0.4%
Seagate HDD Cayman
4.88%, 6/1/2027	1,046,000	1,053,845
4.13%, 1/15/2031	970,000	894,345
Xerox Corp. 6.75%, 12/15/2039	268,000	239,860
Xerox Holdings Corp.
5.00%, 8/15/2025 (a)	268,000	262,656
5.50%, 8/15/2028 (a)	268,000	243,866
		2,694,572
Textiles, Apparel & Luxury Goods — 0.3%
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	224,000	227,651
Hanesbrands, Inc.
4.63%, 5/15/2024 (a)	474,000	471,630
4.88%, 5/15/2026 (a)	444,000	439,440
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	225,000	191,387
William Carter Co. (The) 5.63%, 3/15/2027 (a)	326,000	324,152
		1,654,260
Thrifts & Mortgage Finance — 1.5%
Ladder Capital Finance Holdings LLLP 4.25%, 2/1/2027 (a)	1,808,000	1,630,285
MGIC Investment Corp. 5.25%, 8/15/2028	342,000	330,837
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	2,770,000	2,614,243
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	270,000	282,892
PennyMac Financial Services, Inc. 5.75%, 9/15/2031 (a)	1,008,000	874,430
Radian Group, Inc. 4.88%, 3/15/2027	904,000	877,576
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,892,000	1,692,413
3.88%, 3/1/2031 (a)	1,415,000	1,191,161
4.00%, 10/15/2033 (a)	920,000	754,400
		10,248,237
Tobacco — 0.1%
Vector Group Ltd. 5.75%, 2/1/2029 (a)	667,000	600,300
Trading Companies & Distributors — 1.5%
Beacon Roofing Supply, Inc. 4.50%, 11/15/2026 (a)	451,000	437,470
Boise Cascade Co. 4.88%, 7/1/2030 (a)	270,000	250,420
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/2025 (a)	534,000	521,985
5.50%, 5/1/2028 (a)	730,000	627,581
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	1,030,000	898,572
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	956,000	958,390
Imola Merger Corp. 4.75%, 5/15/2029 (a)	963,000	904,016
United Rentals North America, Inc.
4.88%, 1/15/2028	1,639,000	1,634,902
5.25%, 1/15/2030	2,176,000	2,177,937

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — continued
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	651,000	675,901
7.25%, 6/15/2028 (a)	1,070,000	1,123,564
		10,210,738
Wireless Telecommunication Services — 1.3%
Connect Finco SARL (United Kingdom) 6.75%, 10/1/2026 (a)	1,062,000	1,018,639
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	695,000	684,474
Sprint Corp. 7.13%, 6/15/2024	1,056,000	1,121,989
T-Mobile USA, Inc.
5.38%, 4/15/2027	540,000	550,406
2.88%, 2/15/2031	1,791,000	1,571,638
3.50%, 4/15/2031	1,399,000	1,276,986
United States Cellular Corp. 6.70%, 12/15/2033	218,000	217,782
Vmed O2 UK Financing I plc (United Kingdom) 4.25%, 1/31/2031 (a)	800,000	708,000
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (c)	1,365,000	1,430,889
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 5.12%, 6/4/2081 (c)	408,000	316,753
		8,897,556
Total Corporate Bonds (Cost $714,022,367)		653,506,299
	SHARES
Short Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (e) (f) (Cost $6,940,644)	6,940,644	6,940,644
Total Investments — 98.6% (Cost $720,963,011)		660,446,943
Other Assets Less Liabilities — 1.4%		9,439,934
NET ASSETS — 100.0%		669,886,877

Percentages indicated are based on net assets.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2022.

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$653,506,299	$—	$653,506,299
Short-Term Investments
Investment Companies	6,940,644	—	—	6,940,644
Total Investments in Securities	$6,940,644	$653,506,299	$—	$660,446,943
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (a) (b)	$20,697,667	$156,484,301	$170,241,324	$—	$—	$6,940,644	6,940,644	$17,126	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.